Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Operating Activities
Net Loss	$ (5,356,717)	$ (6,860,049)
Adjustment to Reconcile Net Loss:
Other Project Income, Net	(191,746)
Unrealized Gain on Series 2023 Derivative/Warrant Liability	(103,335)
Loss on Conversion of Senior Secured Note Payable		695,342
Depreciation Expense	153,023	163,799
Amortization Expense	131,736	131,735
Bad Debt Expense		10,440
Impairment Expense	577,852	914,091
Amortization of Operating Lease – ROU Asset	72,536	55,616
Accretion of Debt Discount	40,730
Stock Based Compensation	1,292,270	2,197,597
Changes in Assets and Liabilities
Accounts Receivable	(46,134)	43,505
Inventory	109,386	(162,133)
Prepaid Expenses	9,908	(126,781)
Prepaid project costs	159,493	(217,747)
Accounts Payable	640,325	237,068
Deferred Revenue, Net	125,387	150,000
Operating Lease Obligation	(72,536)	(55,616)
Accrued Liabilities	370,718	417,341
Accrued Liabilities – Related Party	(94,995)	60,365
Accrued Interest	89,106	2,582
Accrued Interest – Related Parties	118,736	136,165
Other Assets	5,422	(9,940)
Net Cash Used in Operating Activities	(1,968,835)	(2,216,620)
Investing Activities
Acquisition of Property and Equipment	(121,497)	(310,113)
Patent Costs	(73,935)
Net Cash Used in Investing Activities	(195,432)	(310,113)
Financing Activities
Deferred Offering Costs	(130,138)	(1,174,418)
Issuance of 2022 Series Convertible Notes Payable		200,000
Issuance of 2023 Series Convertible Notes Payable - Stock Settled	405,000
Issuance of 2023 Series B Convertible Notes Payable – Stock Settled	1,312,600
Capital Lease Principal Payments	(62,979)	(75,698)
Payments on Revolving Line of Credit		(58,596)
Net Cash Provided by (Used in) Financing Activities	1,524,483	(1,108,712)
Total Cash Used During the Period	(639,784)	(3,635,445)
Beginning Cash Balance	741,538	4,376,983
Ending Cash Balance	101,754	741,538
Cash Paid for Interest	21,610	59,702
Cash Paid for Income Taxes
Supplemental Schedule of Non-Cash Financing Activities:
Premium on issuance of 2023 Series Notes Payable - Stock Settled	135,000
Derivative/Warrant Liability on 2023 Series Notes Payable	73,213
Discount on Derivative/Warrant Liability on 2023 Series Notes Payable	208,213
Forgiveness of Accrued Liabilities – Related Party	137,953
Premium on issuance of 2023 Series B Notes Payable – Stock Settled	437,533
Derivative/Warrant Liability on 2023 Series B Notes Payable	923,384
Discount on Derivative/Warrant Liability on 2023 Series B Notes Payable	1,360,918
Recognition of New Capital Leases		90,444
Beneficial Conversion Feature and Deemed Dividend on Convertible Preferred Stock		793,175
Deferred Offering Costs Recorded as Accounts Payable	1,043,766	308,004
Right of Use Asset and Operating Lease Obligation Recognized under ASC Topic 842	271,396
Common Stock Issued for Conversion of Senior Secured Note Payable		3,712,500
Common Stock Issued for Conversion of Related Party Note Payable		$ 331,266